Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Supplemental Disclosures [Line Items]
Interest paid	$ 5,334	$ 2,802	$ 1,854
Income taxes net of refunds	73,168	46,819	45,137
Carrier Enterprise III
Cash Flow Supplemental Disclosures [Line Items]
Common stock issued for Carrier Enterprise III		93,250
Carrier Enterprise II
Cash Flow Supplemental Disclosures [Line Items]
Net assets of locations contributed to Carrier Enterprise II			$ 14,769